Notes to the statement of financial position - Goodwill and other intangible assets schedule, net Carrying Value (Details) € in Thousands	Dec. 31, 2017 EUR (€)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, net carrying value, Beginning of Period	€ 126,496
Intangible assets and goodwill, net carrying value, End of Period	107,481
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, net carrying value, Beginning of Period	48,512
Intangible assets and goodwill, net carrying value, End of Period	48,512
Developed Technology and Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, net carrying value, Beginning of Period	35,712
Intangible assets and goodwill, net carrying value, End of Period	32,375
Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, net carrying value, Beginning of Period	22,750
Intangible assets and goodwill, net carrying value, End of Period	15,359
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, net carrying value, Beginning of Period	10,987
Intangible assets and goodwill, net carrying value, End of Period	9,840
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, net carrying value, Beginning of Period	8,535
Intangible assets and goodwill, net carrying value, End of Period	€ 1,395